Assets and liabilities of PT Shinhan Asset Management Indonesia recognized at the acquisition date (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Fair value of assets acquired and liabilities assumed by acquisition of subsidiary as of acquisition dates [Line Items]
Name of acquiree	PT Shinhan Asset Management Indonesia
The fair value of the identifiable assets acquired and liabilities assumed	₩ 3,005
Assets
Fair value of assets acquired and liabilities assumed by acquisition of subsidiary as of acquisition dates [Line Items]
The fair value of the identifiable assets acquired and liabilities assumed	3,087
Cash and Cash Equivalents
Fair value of assets acquired and liabilities assumed by acquisition of subsidiary as of acquisition dates [Line Items]
The fair value of the identifiable assets acquired and liabilities assumed	18
Financial assets at fair value through profit or loss
Fair value of assets acquired and liabilities assumed by acquisition of subsidiary as of acquisition dates [Line Items]
The fair value of the identifiable assets acquired and liabilities assumed	3,012
Property, plant and equipment
Fair value of assets acquired and liabilities assumed by acquisition of subsidiary as of acquisition dates [Line Items]
The fair value of the identifiable assets acquired and liabilities assumed	20
Deferred tax assets
Fair value of assets acquired and liabilities assumed by acquisition of subsidiary as of acquisition dates [Line Items]
The fair value of the identifiable assets acquired and liabilities assumed	20
Other assets
Fair value of assets acquired and liabilities assumed by acquisition of subsidiary as of acquisition dates [Line Items]
The fair value of the identifiable assets acquired and liabilities assumed	17
Liabilities
Fair value of assets acquired and liabilities assumed by acquisition of subsidiary as of acquisition dates [Line Items]
The fair value of the identifiable assets acquired and liabilities assumed	(82)
Current tax payable
Fair value of assets acquired and liabilities assumed by acquisition of subsidiary as of acquisition dates [Line Items]
The fair value of the identifiable assets acquired and liabilities assumed	(7)
Other liabilities
Fair value of assets acquired and liabilities assumed by acquisition of subsidiary as of acquisition dates [Line Items]
The fair value of the identifiable assets acquired and liabilities assumed	₩ (75)